UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:


Joseph E. Sweeney			San Francisco, CA		November 12, 2003

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	5

Form 13F Information Table Value Total:		46,265 X 1,000









List of Other Included Managers:

NONE

<Page


NAME OF ISSUER		  TITLE OF	  CUSIP		     VALUE	 SHARES	SH/  PUT/	INV.	 OTHER	   VOTING AUTH
				  CLASS				     X1000			PRN  CALL	DISC	 MGR		   SOLE

Canico Resource Corp	COMMON	137580106			6496	  712,300	SH		Sole			  712,300
Endeavour Mining		COMMON	G3040R109			499	  200,000	SH		Sole			  200,000
FNX Mining			COMMON	30253R101			1530	   30,000	SH		Sole			   30,000
Seagate Technology	COMMON	G7945J104			24480	  900,000	SH		Sole			  900,000
The Williams Co.		COMMON	969457100			13261	1,407,700	SH		Sole			1,407,700





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